Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets	£ 141	£ 143	£ 133
Disposal of investments	0	7
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
Other financial assets	28	23
Disposal of investments		3
Cumulative gain (loss) on disposal of investments		2
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	141	143
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Other financial assets	£ 113	£ 120